Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Maturity Schedule of Contractual Liabilities (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 2,134
Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	213
Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	541
Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	380
Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	28
Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	10
Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	519
Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	443
2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	1,283
2020 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	190
2020 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	541
2020 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	322
2020 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	26
2020 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2020 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	54
2020 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	148
2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	207
2021 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	6
2021 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2021 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	31
2021 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	2
2021 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2021 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	48
2021 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	120
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	169
2022 | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	3
2022 | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2022 | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	6
2022 | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2022 | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
2022 | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	45
2022 | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	115
Subsequent years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	475
Subsequent years | Activation Fees
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	14
Subsequent years | Sales of Prepay Cards
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Services
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	21
Subsequent years | Sales of Handsets
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	0
Subsequent years | Sales of Other Equipments
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	8
Subsequent years | Irrevocable Rights to Use
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	372
Subsequent years | Other
Disclosure of transaction price allocated to remaining performance obligations [line items]
Maturity of performance obligations	€ 60